Note 1 Organization and Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended			6 Months Ended
	Dec. 31, 1993	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Medican Systems	Jun. 30, 2014 Medican (Delta)	Jun. 30, 2014 Canaleaf Systems	Jun. 30, 2014 Film Optical Investments Limited
Common Stock Shares Issued in Exchange for Purchases of shares of Film Opticals	120,000
Entity Information, Date to Change Former Legal or Registered Name							Aug. 06, 2013
Entity Incorporation, Date of Incorporation				Dec. 30, 2013	Dec. 31, 2013	Mar. 25, 2014
Common Stock, par or stated value		$ 0.001	$ 0.001	$ 0	$ 0
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions				100	100